GOING CONCERN (Details Narrative) - USD ($)	May 31, 2024	May 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Negative working capital	$ 6,030,701
Accumulated deficit	$ 14,863,486	$ 14,698,030